Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	Dec. 31, 2024
Buildings and constructions
Summary of Significant Accounting Policies
Useful lives	20 years
Production facilities | Minimum
Summary of Significant Accounting Policies
Useful lives	3 years
Production facilities | Maximum
Summary of Significant Accounting Policies
Useful lives	10 years
Charging and power swap infrastructure | Minimum
Summary of Significant Accounting Policies
Useful lives	5 years
Charging and power swap infrastructure | Maximum
Summary of Significant Accounting Policies
Useful lives	8 years
R&D equipment | Minimum
Summary of Significant Accounting Policies
Useful lives	5 years
R&D equipment | Maximum
Summary of Significant Accounting Policies
Useful lives	15 years
Computer and electronic equipment
Summary of Significant Accounting Policies
Useful lives	3 years
Purchased software | Minimum
Summary of Significant Accounting Policies
Useful lives	1 year
Purchased software | Maximum
Summary of Significant Accounting Policies
Useful lives	5 years
Leasehold improvements | Minimum
Summary of Significant Accounting Policies
Useful lives	1 year
Leasehold improvements | Maximum
Summary of Significant Accounting Policies
Useful lives	10 years
Vehicles for corporate use or subscription
Summary of Significant Accounting Policies
Useful lives	5 years
Others | Minimum
Summary of Significant Accounting Policies
Useful lives	3 years
Others | Maximum
Summary of Significant Accounting Policies
Useful lives	5 years